Remuneration	12 Months Ended
Dec. 31, 2019
Renumeration [abstract]
Disclosure of renumeration explanatory [text block]

6 Remuneration

	Full year
(in USD million, except average number of employees)	2019	2018	2017

Salaries1)	2,766	2,863	2,671
Pension costs	446	463	469
Payroll tax	413	409	387
Other compensations and social costs	330	318	290

Total payroll costs	3,955	4,052	3,818

Average number of employees2)	21,400	20,700	20,700

1)Salaries include bonuses, severance packages and expatriate costs in addition to base pay.

2)Part time employees amount to 4% for 2019 and 3% for each of the years 2018 and 2017 respectively.

Total payroll expenses are accumulated in cost-pools and partly charged to partners of Equinor operated licences on an hours incurred basis.

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)

	Full year
(in USD thousand)1)	2019	2018	2017

Current employee benefits	10,958	12,471	11,067
Post-employment benefits	661	667	636
Other non-current benefits	18	21	25
Share-based payment benefits	147	197	175

Total	11,782	13,356	11,902

1)All figures in the table are presented on accrual basis.

For management remuneration details, see note 4 Remuneration in the parent company financial statements and notes.

At 31 December 2019, 2018 and 2017 there are no loans to the members of the BoD or the CEC.

Share-based compensation

Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each one they have purchased.

Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 73 million, USD 72 million and USD 62 million related to the 2019, 2018 and 2017 programmes, respectively. For the 2020 programme (granted in 2019) the estimated compensation expense is USD 74 million. At 31 December 2019 the amount of compensation cost yet to be expensed throughout the vesting period is USD 158 million.